Summary of significant accounting policies - Useful lives intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Customer relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of purchased intangible assets other than goodwill	4 years
Customer relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of purchased intangible assets other than goodwill	15 years
Software | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of purchased intangible assets other than goodwill	3 years
Software | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of purchased intangible assets other than goodwill	7 years
Brand
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of purchased intangible assets other than goodwill	3 years
Standard operating procedures
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of purchased intangible assets other than goodwill	5 years
Crowdsource assets
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of purchased intangible assets other than goodwill	8 years